9. Subsequent Events (Details) - USD ($)									3 Months Ended	12 Months Ended
	Sep. 06, 2016	Aug. 18, 2016	Jul. 27, 2016	Jun. 28, 2016	Jun. 13, 2016	May 17, 2016	Apr. 07, 2016	Dec. 08, 2015	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	May 21, 2014	Dec. 17, 2013
Debt Conversion, Original Debt, Amount											$ 28,500
Accrued Interest
Debt Conversion, Original Debt, Amount											760
Convertible Debenture Two
Long-term Debt, Gross									$ 17,440	$ 25,808	34,580
Debt Instrument, Face Amount												$ 37,500
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Debt Instrument, Maturity Date										Feb. 23, 2015
Debt Instrument, Convertible, Terms of Conversion Feature									. After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.	After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Debt Conversion, Original Debt, Amount							$ 5,967	$ 2,805	$ 8,368	$ 8,772	2,920
Convertible Debenture One
Long-term Debt, Gross									$ 0	$ 9,620
Debt Instrument, Face Amount													$ 32,500
Debt Instrument, Interest Rate, Stated Percentage													8.00%
Debt Instrument, Convertible, Terms of Conversion Feature									After 180 days or June 15, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.	After 180 days or June 15, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Debt Conversion, Original Debt, Amount											$ 39,130
Convertible Debenture One | Accrued Interest
Long-term Debt, Gross										$ 6,270
Common Stock
Stock issued for consulting services										10,000,000	375,000
Debt Conversion, Converted Instrument, Shares Issued											214,035
Common Stock | Convertible Debenture Two
Debt Conversion, Converted Instrument, Shares Issued							1,300,000	550,000	3,217,352	1,850,000	360,000
Common Stock | Convertible Debenture One
Debt Conversion, Converted Instrument, Shares Issued											595,667
Subsequent Event | Convertible Debenture Two
Debt Conversion, Converted Instrument, Shares Issued					3,217,352
Debt Conversion, Original Debt, Amount					$ 8,368
Subsequent Event | Convertible Debenture One
Debt Conversion, Converted Instrument, Shares Issued			1,579,800	1,176,470
Debt Conversion, Original Debt, Amount			$ 4,000	$ 3,000
Subsequent Event | Convertible Debenture One | Accrued Interest
Debt Conversion, Original Debt, Amount			$ 28
Subsequent Event | Common Stock | Consultant
Stock issued for consulting services	500,000
Subsequent Event | Convertible Promissory Note
Long-term Debt, Gross		$ 27,000				$ 30,000
Original Issue Discount Rate		10.00%
Debt Instrument, Face Amount		$ 30,000				$ 33,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%				10.00%
Debt Instrument, Maturity Date		Aug. 18, 2017				May 17, 2017
Debt Instrument, Convertible, Terms of Conversion Feature		convertible into common shares of the Company at a conversion price equal to 55% of the lowest trading price of the Company's common shares for the past 15 trading days prior to notice of conversion.				convertible into common stock of the Company at a price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company.
Debt Issuance Costs, Net		$ 7,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%